Cover Page	9 Months Ended
Sep. 30, 2026
Cover [Abstract]
Document Type	6-K
Document Fiscal Year Focus	2026
Entity File Number	001-41737
Entity Registrant Name	Lifezone Metals Limited
Amendment Flag	false
Entity Central Index Key	0001958217
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q3
Document Period End Date	Sep. 30, 2026